Finance Income and Expenses	12 Months Ended
Dec. 31, 2025
Finance Income and Expenses
Finance Income and Expenses

Note 20 - Finance Income and Expenses

Finance income and expenses for the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Finance income
Interest	$28.2	$60.6
	$28.2	$60.6
Finance expenses
Standby charges	$2.4	$2.1
Amortization of debt issue costs	0.4	0.4
Accretion of lease liabilities	0.3	0.1
	$3.1	$2.6

Finance income includes interest earned on cash and cash equivalents, as referenced in Note 5. Also included in finance income is accrued interest of $5.5 million (C$7.5 million) earned on the Company’s cash deposits posted with the CRA, which the Company expects to recover as a result of the CRA Settlement, as referenced in Note 28 (b). Finance expenses include fees and expenses incurred in connection with the Company’s Corporate Revolver, as referenced in Note 13.

For the year ended, December 31, 2025, borrowing costs of $1.2 million related to the Corporate Revolver were capitalized to the Arthur Gold Project, as referenced in Note 4 (b) and Note 13.